SHARE-BASED COMPENSATION - Share options (Details) $ / shares in Units, ¥ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) tranche shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 tranche $ / shares shares	Jun. 30, 2025 CNY (¥) shares
Number of Options
Share options outstanding at the beginning of the period (in shares) | shares		28,019,660
Granted (in shares) | shares		888,210
Exercised (in shares) | shares		(944,310)
Share options outstanding at the end of the period (in shares) | shares		27,963,560
Share options vested or expected to vest (in shares) | shares	26,066,050				26,066,050
Share options exercisable (in shares) | shares	1,982,150				1,982,150
Weighted Average Exercise Price
Share options outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 2.8
Granted (in dollars per shares) | $ / shares	2.8
Exercised (in dollars per shares) | $ / shares	2.8
Share options outstanding at the end of the period (in dollars per shares) | $ / shares	2.8
Share options vested or expected to vest (in dollars per shares) | $ / shares	2.8
Share options exercisable (in dollars per shares) | $ / shares	$ 2.8
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted Average Remaining Contractual Life (in years)		7 years 10 months 24 days
Share options vested or expected to vest, Weighted Average Remaining Contractual Life (in years)		7 years 10 months 24 days
Share options exercisable, Weighted Average Remaining Contractual Life (in years)		7 years 11 months 1 day
Aggregate Intrinsic Value
Share options outstanding, Aggregate intrinsic value | $	$ 17
Share options vested or expected to vest, Aggregate intrinsic value | $	15
Share options exercisable, Aggregate intrinsic value | $	$ 1
Recognized share-based compensation expenses | ¥		¥ 247.0	¥ 170.0
Aggregate intrinsic value of options exercised | ¥		¥ 4.0
Share options
Aggregate Intrinsic Value
Weighted-average grant date fair value | $ / shares	$ 1.34			$ 2.22
Total unrecognized compensation expense | ¥					¥ 142.0
Weighted-average recognition period of compensation expense (in years)		3 years 3 days
Share options
Aggregate Intrinsic Value
Recognized share-based compensation expenses | ¥		¥ 176.0
Incentive Award Plans
Aggregate Intrinsic Value
Period for remaining percentage vested		10 years
Senior officers | Share options
Number of Options
Granted (in shares) | shares		888,210		28,625,350
Aggregate Intrinsic Value
Number of tranches | tranche		3		5
Period for remaining percentage vested		2 years		2 years
Second anniversary of the stated vesting commencement date | Incentive Award Plans
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%
Second anniversary of the stated vesting commencement date | Senior officers | Share options
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%		50.00%
Vesting ratably over the following two years | Incentive Award Plans
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%
Period for remaining percentage vested		2 years
Vesting ratably over the following two years | Senior officers | Share options
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%		50.00%